Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of accounts receivable

December 31,	Notes	2025	2024
Receivables from contracts with customers
Third parties
Iron Ore Solutions		1,276	1,540
Vale Base Metals		944	788
Other		16	19
Related parties	33(b)	115	63
Accounts receivable		2,351	2,410
Expected credit loss		(54)	(52)
Accounts receivable, net		2,297	2,358

Schedule of sensitivity of the company's risk on final settlement

	December 31, 2025
	Thousand metric tons	Provisional price (US$/ton)	Variation	Effect on revenue (US$ million)
Iron ore	19,006	107	+-10%	+- 203
Pellet	157	102	+-10%	+- 2
Copper	61	11,044	+-10%	+- 75